Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	887,108,106.72	35,921
Yield Supplement Overcollateralization Amount 03/31/26	55,294,224.97	0
Receivables Balance 03/31/26	942,402,331.69	35,921
Principal Payments	38,175,472.75	887
Defaulted Receivables	1,741,232.34	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	52,355,807.98	0
Pool Balance at 04/30/26	850,129,818.62	34,984

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.27%
Prepayment ABS Speed	1.91%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,147,441.89	401
Past Due 61-90 days	3,382,583.96	110
Past Due 91-120 days	778,550.66	27
Past Due 121+ days	0.00	0
Total	14,308,576.51	538

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	1,234,787.55
Aggregate Net Losses/(Gains) - April 2026	506,444.79
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.64%
Prior Net Losses/(Gains) Ratio	1.14%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses/(Gains) Ratio	1.16%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	7,651,168.37
Actual Overcollateralization	7,651,168.37
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.33%
Weighted Average Remaining Term	54.35

Flow of Funds	$ Amount
Collections	44,363,922.19
Investment Earnings on Cash Accounts	13,555.55
Servicing Fee	(785,335.28)
Transfer to Collection Account	-
Available Funds	43,592,142.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,815,952.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	10,694,315.14
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,651,168.37
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,925,772.57

Total Distributions of Available Funds	43,592,142.46

Servicing Fee	785,335.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	879,124,133.76
Principal Paid	36,645,483.51
Note Balance @ 05/15/26	842,478,650.25

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	180,883,883.17
Principal Paid	20,426,788.66
Note Balance @ 05/15/26	160,457,094.51
Note Factor @ 05/15/26	68.8657058%

Class A-2b
Note Balance @ 04/15/26	143,620,250.59
Principal Paid	16,218,694.85
Note Balance @ 05/15/26	127,401,555.74
Note Factor @ 05/15/26	68.8657058%

Class A-3
Note Balance @ 04/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	418,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-4
Note Balance @ 04/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	81,810,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	36,510,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,300,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,020,886.38
Total Principal Paid	36,645,483.51
Total Paid	39,666,369.89

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	631,586.23
Principal Paid	20,426,788.66
Total Paid to A-2a Holders	21,058,374.89

Class A-2b
SOFR Rate	3.63980%
Coupon	3.98980%
Interest Paid	477,513.40
Principal Paid	16,218,694.85
Total Paid to A-2b Holders	16,696,208.25

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4791439
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.0737645
Total Distribution Amount	32.5529084

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.7106705
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	87.6686209
Total A-2a Distribution Amount	90.3792914

A-2b Interest Distribution Amount	2.5811535
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	87.6686208
Total A-2b Distribution Amount	90.2497743

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	291.83
Noteholders' Third Priority Principal Distributable Amount	499.38
Noteholders' Principal Distributable Amount	208.79

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,046,305.69
Investment Earnings	8,764.61
Investment Earnings Paid	(8,764.61)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69